Provisions, contingent liabilities, contingent assets and credit commitments - Legislative liabilities (Details) - AUD ($) $ in Thousands	Sep. 30, 2020	Sep. 24, 2020	Mar. 31, 2020	Sep. 30, 2019
AUSTRAC proceedings
Legislative liabilities
Amount of civil penalty		$ 1,300,000
Amount of legal costs		$ 3,750
Provision in relation to the AUSTRAC civil proceedings
Legislative liabilities
Legal proceedings provision	$ 1,300,000		$ 900,000
New South Wales
Legislative liabilities
Assessed liabilities	22,000			$ 22,000
Victoria
Legislative liabilities
Assessed liabilities	7,000			7,000
South Australia
Legislative liabilities
Assessed liabilities	6,000			6,000
Queensland
Legislative liabilities
Assessed liabilities	1,000			1,000
Australian Capital Territory
Legislative liabilities
Assessed liabilities	0			0
Western Australia
Legislative liabilities
Assessed liabilities	1,000			1,000
Tasmania
Legislative liabilities
Assessed liabilities	$ 1,000			$ 1,000